Restructuring and Other - Summary of Restructuring and Other and Other Unusual Charges or Benefits (Parenthetical) (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($)
$ in Millions
	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating Lease, Impairment Loss			$ 5.8
Equipment Cost For Insurance Recoveries Amount			1.0	$ 8.4	$ 15.6
Development costs written off			12.8
Incremental compensation expense			49.2
Three Arts Entertainment [Member]
Incremental compensation expense	$ 49.2		$ 49.2
Fifty One Percent Consolidated Entity [Member]
Equity method investment ownership percentage	51.00%		51.00%
Loss associated with theft		$ 16.6